Statements of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit during Development Stage
Balance, Value at Dec. 31, 2010	$ 2,175,159	$ 445	$ 41,083,726	$ (38,909,012)
Balance, Shares at Dec. 31, 2010		4,444,518
Net income (loss)	(2,252,188)			(2,252,188)
Stock-based compensation	1,334,729		1,334,729
Issuance of vested restricted common stock (in shares)		11,272
Issuance of vested restricted common stock		1	(1)
Warrant extension	44,100		44,100
Balance, Value at Dec. 31, 2011	1,301,800	446	42,462,554	(41,161,200)
Balance, Shares at Dec. 31, 2011		4,455,790
Net income (loss)	3,886,905			3,886,905
Stock-based compensation	127,488		127,488
Balance, Value at Dec. 31, 2012	$ 5,316,193	$ 446	$ 42,590,042	$ (37,274,295)
Balance, Shares at Dec. 31, 2012		4,455,790